NOTE 5: INCOME TAXES - Reconciliation of Income Taxes with Reported Taxes (Details) (USD $)	Aug. 31, 2013	Aug. 31, 2012
Notes to Financial Statements
Net loss before income taxes	$ 56,401	$ 1,652
Income tax recovery at statutory rates of 35%	19,740	578
Unrecognized benefits of non-capital losses	(19,740)	(578)
Total income tax recovery